Convertible Notes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Convertible Notes
Schedule of future minimum principal payments under the convertible notes

The future minimum principal payments under the Convertible Notes, if not otherwise converted pursuant to the terms above, as of March 31, 2025 are as follows (in thousands):

Year Ended December 31,	Principal Payments
2025 (remaining nine months)	$—
2026	28,298
Thereafter	—
Total	$28,298

The future minimum principal payments under the Convertible Notes, if not otherwise converted pursuant to the terms above, as of December 31, 2024 are as follows:

Principal
Years ended December 31,	Payments
2025	$—
2026	28,298
Thereafter	—
Total	$28,298